Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	ONEAMERICA FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000853618
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 19, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2012

OneAmerica Investment Grade Bond Portfolio (Prospectus Summary) | OneAmerica Investment Grade Bond Portfolio
Investment Grade Bond Portfolio
Investment Objective:
To provide a high level of current income consistent with prudent investment risk.
A secondary investment objective is to provide capital appreciation to the extent consistent with the primary objective.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect charges and fees associated with a separate account that invests in the Portfolio or any insurance contract for which the Portfolio is an investment option. If included, the fees and expenses shown below would be higher.
Annual Portfolio Operating Expenses as of December 31, 2011 (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses OneAmerica Investment Grade Bond Portfolio	Class O	Advisor Class
Management Fees	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	none	0.30%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.64%	0.94%

Example
This example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5 percent return each year and that the Portfolio's operating expenses remain the same. If separate account and/or insurance contract fees and charges were reflected, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example OneAmerica Investment Grade Bond Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class O	65	204	356	795
Advisor Class	96	300	520	1,154

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual
Portfolio operating expenses or in this example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 48 percent of the average value of its portfolio.
Principal Investment Strategies:
To achieve its objectives, the Portfolio primarily invests in income producing securities such as corporate bonds, U.S. government debt securities, convertible bonds, mortgage and asset-backed securities, and preferred stocks. The various income producing securities may or may not be backed by the full faith and credit of the U.S. government.

The Portfolio may invest in bonds of any maturity. The average maturity and type of bonds in the Portfolio change based on the Investment Adviser's view of market conditions and the likelihood of a change in interest rates for the different types of bonds the Portfolio buys.

Typically, the Portfolio's investments will include U.S. Treasuries, Agencies, corporate bonds and high quality mortgage and asset-backed securities.

The Investment Adviser believes that having mostly investment grade bonds in the
Portfolio generally decreases the risk of losing principal and interest.
However, if the Investment Adviser feels that it can take advantage of higher yields offered by bonds that are not investment grade ("junk bonds"), the
Portfolio may invest up to 10 percent of its assets in such bonds. Bonds that are not investment grade have a higher risk of losing principal and interest than investment grade bonds.

The Portfolio has adopted a policy to invest, under normal circumstances, at least 80 percent of the value of the Portfolio's assets in investment grade bonds.

In addition, the Portfolio may also invest in securities issued by foreign companies and it may invest in derivative instruments.
Principal Risks of Investing in the Portfolio:
An investment in the Portfolio involves risk, including possible loss of the principal amount invested; therefore, you could lose money by investing in the
Portfolio. The Portfolio is subject to the general risk that its investment objective or objectives will not be achieved, or that a portfolio manager will make investment decisions or use strategies that do not accomplish their intended goals. In addition, the principal risks of investing in the Portfolio are:

o Credit Risk. The Portfolio's investments, and particularly investments in convertible securities and fixed income securities, may be affected by the creditworthiness of issuers in which the Portfolio invests. Changes in financial strength, or perceived financial strength, of a company may affect the value of its securities and its ability to make payments of interest and principal and, therefore, impact the value of the Portfolio's shares if it invests in the company's securities. Further, investments in junk bonds are subject to credit risk to a greater degree than higher rated, investment grade securities.

o Derivatives Risk. The Portfolio's use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk and credit risk.

Certain derivatives may be illiquid, which may reduce the return of the
Portfolio if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of mispricing or improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. The Portfolio could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that a Portfolio will be able to engage in these transactions to reduce exposure to other risks.

o Foreign Investment Risk. The Portfolio may invest in securities issued by foreign companies, which may pose a greater degree of risk. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Portfolio may not have access to adequate or reliable company information. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their securities. Risks posed by investing in the securities of foreign issuers may be particularly acute with respect to issuers located in lesser developed, emerging market countries.

o High Yield Risk. High-yield, high-risk bonds (also known as "junk bonds") have speculative characteristics, including particularly high credit risk. High-yield bonds tend to be less liquid than higher-rated securities. The liquidity of specific issuers or industries within a particular investment category may be diminished or disappear suddenly and without warning. The high-yield bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market's psychology.

o Interest Rate Risk. Since the Portfolio invests in fixed income securities, changes in interest rates will affect the value of its investments, generally inversely with changes in interest rates.

o Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the general economic or political conditions or to the issuer, such as management performance, financial leverage, operating leverage and reduced demand for the issuer's goods or services.

o Manager Risk. The manager's selection of securities for the Portfolio may cause the Portfolio to underperform other funds or benchmarks.

o Market Risk. The Portfolio's net asset value fluctuates in response to securities market movements. The Portfolio could lose money over short periods due to fluctuations in the Portfolio's net asset value in response to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or industries. During a general economic downturn in the securities markets, multiple asset classes may be negatively affected.

o Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates.

o Prepayment Risk/Extension Risk. The Portfolio may invest in fixed income securities that may be paid off sooner than expected because borrowers prepaid or refinanced their obligations. If there is such a prepayment and interest rates are falling, the Portfolio may have to reinvest the unanticipated proceeds at lower interest rates, which may result in a decline in the Portfolio's income. During periods of rising interest rates, borrowers may pay off their obligations in connection with these securities later than expected, preventing the Portfolio from reinvesting principal proceeds at higher interest rates and resulting in less income than otherwise might be available, as well as increasing the exposure of the Portfolio to further reductions in the securities' values resulting from increases in interest rates.

o Style Risk. If at any time the market does not favor the Portfolio's investment style, the Portfolio's gains may not be as big as, or its losses may be bigger than, other funds using different investment styles.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information:
The bar chart and tables below provide some indication of the risks of investing in the Investment Grade Bond Portfolio. The bar chart shows changes in the Portfolio's performance from year to year for the last ten (10) years. Performance numbers shown in the Average Annual Total Returns table demonstrate the average annual total return of the Portfolio as of December 31, 2011, compared to the Barclays Capital U.S. Aggregate
Index (a broad market fixed income index) for one (1), five (5), and ten (10) years.
Investors cannot directly invest in an index and unlike the Portfolio, an index is unmanaged and does not incur transaction or other expenses. Performance information for the Advisor Class shares prior to March 31, 2003 represents performance for the
Portfolio's Class O shares, adjusted to reflect distribution and/or service
(12b-1) fees and other expenses paid by the Advisor Class shares. Although Class O and the Advisor Class shares would have similar annual returns (because all the Portfolio's shares represent interests in the same portfolio of securities),
Advisor Class performance would be lower than Class O performance because of the lower expenses paid by Class O shares. The information does not reflect charges and fees associated with a separate account that invests in the Portfolio or any insurance contract for which the Portfolio is an investment option. These charges and fees will reduce returns. The Portfolio's past performance is not necessarily indicative of how the Portfolio will perform in the future.
Annual Returns, Class O Shares (by calendar year 2002-2011)

Highest/Lowest quarterly results during this time period for the Class O shares were: Highest: 5.9 percent (quarter ended June 30, 2009) Lowest: -2.2 percent (quarter ended June 30, 2004)
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns OneAmerica Investment Grade Bond Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class O	Investment Grade Bond Class O	7.35%	6.98%	5.76%
Advisor Class	Investment Grade Bond Advisor Class	7.03%	6.66%	5.46%
Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index	7.84%	6.50%	5.78%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
OneAmerica Investment Grade Bond Portfolio (Prospectus Summary) | OneAmerica Investment Grade Bond Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Investment Grade Bond Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	To provide a high level of current income consistent with prudent investment risk.
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	A secondary investment objective is to provide capital appreciation to the extent consistent with the primary objective.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect charges and fees associated with a separate account that invests in the Portfolio or any insurance contract for which the Portfolio is an investment option. If included, the fees and
		expenses shown below would be higher.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses as of December 31, 2011 (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual
Portfolio operating expenses or in this example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate
		was 48 percent of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5 percent return each year and that the Portfolio's operating expenses remain the same. If separate account and/or insurance contract fees and charges were reflected, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs
		would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	To achieve its objectives, the Portfolio primarily invests in income producing securities such as corporate bonds, U.S. government debt securities, convertible bonds, mortgage and asset-backed securities, and preferred stocks. The various income producing securities may or may not be backed by the full faith and credit of the U.S. government.

The Portfolio may invest in bonds of any maturity. The average maturity and type of bonds in the Portfolio change based on the Investment Adviser's view of market conditions and the likelihood of a change in interest rates for the different types of bonds the Portfolio buys.

Typically, the Portfolio's investments will include U.S. Treasuries, Agencies, corporate bonds and high quality mortgage and asset-backed securities.

The Investment Adviser believes that having mostly investment grade bonds in the
Portfolio generally decreases the risk of losing principal and interest.
However, if the Investment Adviser feels that it can take advantage of higher yields offered by bonds that are not investment grade ("junk bonds"), the
Portfolio may invest up to 10 percent of its assets in such bonds. Bonds that are not investment grade have a higher risk of losing principal and interest than investment grade bonds.

The Portfolio has adopted a policy to invest, under normal circumstances, at least 80 percent of the value of the Portfolio's assets in investment grade bonds.

In addition, the Portfolio may also invest in securities issued by foreign
		companies and it may invest in derivative instruments.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Portfolio:
Risk, Narrative	rr_RiskNarrativeTextBlock	An investment in the Portfolio involves risk, including possible loss of the principal amount invested; therefore, you could lose money by investing in the
Portfolio. The Portfolio is subject to the general risk that its investment objective or objectives will not be achieved, or that a portfolio manager will make investment decisions or use strategies that do not accomplish their intended goals. In addition, the principal risks of investing in the Portfolio are:

o Credit Risk. The Portfolio's investments, and particularly investments in convertible securities and fixed income securities, may be affected by the creditworthiness of issuers in which the Portfolio invests. Changes in financial strength, or perceived financial strength, of a company may affect the value of its securities and its ability to make payments of interest and principal and, therefore, impact the value of the Portfolio's shares if it invests in the company's securities. Further, investments in junk bonds are subject to credit risk to a greater degree than higher rated, investment grade securities.

o Derivatives Risk. The Portfolio's use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk and credit risk.

Certain derivatives may be illiquid, which may reduce the return of the
Portfolio if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of mispricing or improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. The Portfolio could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that a Portfolio will be able to engage in these transactions to reduce exposure to other risks.

o Foreign Investment Risk. The Portfolio may invest in securities issued by foreign companies, which may pose a greater degree of risk. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Portfolio may not have access to adequate or reliable company information. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their securities. Risks posed by investing in the securities of foreign issuers may be particularly acute with respect to issuers located in lesser developed, emerging market countries.

o High Yield Risk. High-yield, high-risk bonds (also known as "junk bonds") have speculative characteristics, including particularly high credit risk. High-yield bonds tend to be less liquid than higher-rated securities. The liquidity of specific issuers or industries within a particular investment category may be diminished or disappear suddenly and without warning. The high-yield bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market's psychology.

o Interest Rate Risk. Since the Portfolio invests in fixed income securities, changes in interest rates will affect the value of its investments, generally inversely with changes in interest rates.

o Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the general economic or political conditions or to the issuer, such as management performance, financial leverage, operating leverage and reduced demand for the issuer's goods or services.

o Manager Risk. The manager's selection of securities for the Portfolio may cause the Portfolio to underperform other funds or benchmarks.

o Market Risk. The Portfolio's net asset value fluctuates in response to securities market movements. The Portfolio could lose money over short periods due to fluctuations in the Portfolio's net asset value in response to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or industries. During a general economic downturn in the securities markets, multiple asset classes may be negatively affected.

o Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates.

o Prepayment Risk/Extension Risk. The Portfolio may invest in fixed income securities that may be paid off sooner than expected because borrowers prepaid or refinanced their obligations. If there is such a prepayment and interest rates are falling, the Portfolio may have to reinvest the unanticipated proceeds at lower interest rates, which may result in a decline in the Portfolio's income. During periods of rising interest rates, borrowers may pay off their obligations in connection with these securities later than expected, preventing the Portfolio from reinvesting principal proceeds at higher interest rates and resulting in less income than otherwise might be available, as well as increasing the exposure of the Portfolio to further reductions in the securities' values resulting from increases in interest rates.

o Style Risk. If at any time the market does not favor the Portfolio's investment style, the Portfolio's gains may not be as big as, or its losses may be bigger than, other funds using different investment styles.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government
		agency.
Risk, Lose Money	rr_RiskLoseMoney	An investment in the Portfolio involves risk, including possible loss of the principal amount invested; therefore, you could lose money by investing in the Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and tables below provide some indication of the risks of investing in the Investment Grade Bond Portfolio. The bar chart shows changes in the Portfolio's performance from year to year for the last ten (10) years. Performance numbers shown in the Average Annual Total Returns table demonstrate the average annual total return of the Portfolio as of December 31, 2011, compared to the Barclays Capital U.S. Aggregate
Index (a broad market fixed income index) for one (1), five (5), and ten (10) years.
Investors cannot directly invest in an index and unlike the Portfolio, an index is unmanaged and does not incur transaction or other expenses. Performance information for the Advisor Class shares prior to March 31, 2003 represents performance for the
Portfolio's Class O shares, adjusted to reflect distribution and/or service
(12b-1) fees and other expenses paid by the Advisor Class shares. Although Class O and the Advisor Class shares would have similar annual returns (because all the Portfolio's shares represent interests in the same portfolio of securities),
Advisor Class performance would be lower than Class O performance because of the lower expenses paid by Class O shares. The information does not reflect charges and fees associated with a separate account that invests in the Portfolio or any insurance contract for which the Portfolio is an investment option. These charges and fees will reduce returns. The Portfolio's past performance is not necessarily
		indicative of how the Portfolio will perform in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and tables below provide some indication of the risks of investing in the Investment Grade Bond Portfolio.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is not necessarily indicative of how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class O Shares (by calendar year 2002-2011)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period for the Class O shares were: Highest: 5.9 percent (quarter ended June 30, 2009) Lowest: -2.2 percent (quarter ended June 30, 2004)
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
OneAmerica Investment Grade Bond Portfolio (Prospectus Summary) | OneAmerica Investment Grade Bond Portfolio | Barclays Capital U.S. Aggregate Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.78%
OneAmerica Investment Grade Bond Portfolio (Prospectus Summary) | OneAmerica Investment Grade Bond Portfolio | Class O
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.64%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	65
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	204
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	356
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	795
Annual Return 2002	rr_AnnualReturn2002	7.90%
Annual Return 2003	rr_AnnualReturn2003	4.90%
Annual Return 2004	rr_AnnualReturn2004	4.10%
Annual Return 2005	rr_AnnualReturn2005	2.10%
Annual Return 2006	rr_AnnualReturn2006	3.80%
Annual Return 2007	rr_AnnualReturn2007	6.40%
Annual Return 2008	rr_AnnualReturn2008	(1.00%)
Annual Return 2009	rr_AnnualReturn2009	15.50%
Annual Return 2010	rr_AnnualReturn2010	7.30%
Annual Return 2011	rr_AnnualReturn2011	7.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.20%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investment Grade Bond Class O
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.98%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.76%
OneAmerica Investment Grade Bond Portfolio (Prospectus Summary) | OneAmerica Investment Grade Bond Portfolio | Advisor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.94%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,154
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investment Grade Bond Advisor Class
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.46%

OneAmerica Money Market Portfolio (Prospectus Summary) | OneAmerica Money Market Portfolio
Money Market Portfolio
Investment Objective:
To provide current income while preserving assets and maintaining liquidity and investment quality.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect charges and fees associated with a separate account that invests in the Portfolio or any insurance contract for which the Portfolio is an investment option. If included, the fees and expenses shown below would be higher.
Annual Portfolio Operating Expenses as of December 31, 2011 (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses OneAmerica Money Market Portfolio	Class O	Advisor Class
Management Fees	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	none	0.30%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.53%	0.83%

Example
This example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5 percent return each year and that the Portfolio's operating expenses remain the same. If separate account and/or insurance contract fees and charges were reflected, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example OneAmerica Money Market Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class O	54	170	296	663
Advisor Class	85	264	459	1,021

Principal Investment Strategies:
The Portfolio invests in high quality, short-term money market instruments that the Investment Adviser has determined present minimal credit risk. The
Portfolio invests only in money market instruments denominated in U.S. dollars that mature in thirteen (13) months or less from the date of purchase, as calculated under Rule 2a-7 under the Investment Company Act. The Investment
Adviser determines whether a money market instrument has the required minimal credit risk under procedures adopted by the Fund's Board of Directors ("Board").

Examples of money market instruments that may be bought by the Portfolio include: U.S. Government securities, other money market funds, repurchase agreements that mature in seven (7) days or less with Federal Reserve System banks or with dealers in U.S. Government securities, reverse repurchase agreements, certificates of deposit and other obligations of banks or depositories, fixed income securities, commercial paper, and variable floating rate notes and master notes.
Principal Risks of Investing in the Portfolio:
An investment in the Money Market Portfolio is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of its investment at $1.00 per share, it is possible to lose principal by investing in the Portfolio. Additional risks are:

o Credit Risk. The Portfolio, like all money market portfolios, must invest exclusively in high quality debt securities. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all of the interest payments. If the credit quality of a fixed income security deteriorates below the two highest credit rating categories after the Portfolio has purchased the security, the
  Portfolio may be required to dispose of the security.

o Interest Rate Risk. Even with the short-term investments made by the
  Portfolio, there is the risk that changes in interest rates will affect the value of the Portfolio's investments or cause the Portfolio to pay less interest than is currently available from other money market instruments. Investments in fixed income securities generally will change in value inversely with changes in interest rates. However, fixed income securities with shorter terms to maturity, like those in which the Portfolio invests, typically demonstrate smaller changes in value in response to changes in interest rates than do longer-term securities.

o Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the general economic or political conditions or to the issuer, such as management performance, financial leverage, operating leverage and reduced demand for the issuer's goods or services.
Performance Information:
The bar chart and tables below provide some indication of the risks of investing in the Money Market Portfolio. The bar chart shows changes in the Portfolio's performance from year to year for the last ten (10) years. Performance numbers shown in the Average Annual Total Returns table demonstrate the average annual total return of the Portfolio as of December 31, 2011, compared to the return on 90-Day Treasury Bills for one (1), five (5), and ten (10) years. Performance information for the Advisor Class shares prior to March 31, 2003 represents performance for the Portfolio's Class O shares, adjusted to reflect distribution and/or service (12b-1) fees and other expenses paid by the Advisor Class shares.
Although Class O and the Advisor Class shares would have similar annual returns
(because all the Portfolio's shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Class O performance because of the lower expenses paid by Class O shares. The information does not reflect charges and fees associated with a separate account that invests in the
Portfolio or any insurance contract for which the Portfolio is an investment option.
These charges and fees will reduce returns. The Portfolio's past performance is not necessarily indicative of how the Portfolio will perform in the future.
Annual Returns, Class O Shares (by calendar year 2002-2011)

Highest/Lowest quarterly results during this time period for the Class O shares were: Highest: 1.2 percent (quarter ended December 31, 2006) Lowest: 0.0 percent(quarter ended December 31, 2011)
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns OneAmerica Money Market Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class O	Money Market Class O	none	1.39%	1.69%
Advisor Class	Money Market Advisor Class	none	1.26%	1.47%
90-Day Treasury Bill	90-Day Treasury Bill	0.10%	1.48%	1.95%

For the seven (7) day period ended December 31, 2011, the current yield for the Portfolio was 0.0 percent and the effective yield was 0 percent.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
OneAmerica Money Market Portfolio (Prospectus Summary) | OneAmerica Money Market Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Money Market Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	To provide current income while preserving assets and maintaining liquidity and investment quality.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect charges and fees associated with a separate account that invests in the Portfolio or any insurance contract for which the Portfolio is an investment option. If included, the fees and
		expenses shown below would be higher.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses as of December 31, 2011 (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5 percent return each year and that the Portfolio's operating expenses remain the same. If separate account and/or insurance contract fees and charges were reflected, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs
		would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio invests in high quality, short-term money market instruments that the Investment Adviser has determined present minimal credit risk. The
Portfolio invests only in money market instruments denominated in U.S. dollars that mature in thirteen (13) months or less from the date of purchase, as calculated under Rule 2a-7 under the Investment Company Act. The Investment
Adviser determines whether a money market instrument has the required minimal credit risk under procedures adopted by the Fund's Board of Directors ("Board").

Examples of money market instruments that may be bought by the Portfolio include: U.S. Government securities, other money market funds, repurchase agreements that mature in seven (7) days or less with Federal Reserve System banks or with dealers in U.S. Government securities, reverse repurchase agreements, certificates of deposit and other obligations of banks or depositories, fixed income securities, commercial paper, and variable floating
		rate notes and master notes.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Portfolio:
Risk, Narrative	rr_RiskNarrativeTextBlock	An investment in the Money Market Portfolio is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of its investment at $1.00 per share, it is possible to lose principal by investing in the Portfolio. Additional risks are:

o Credit Risk. The Portfolio, like all money market portfolios, must invest exclusively in high quality debt securities. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all of the interest payments. If the credit quality of a fixed income security deteriorates below the two highest credit rating categories after the Portfolio has purchased the security, the
  Portfolio may be required to dispose of the security.

o Interest Rate Risk. Even with the short-term investments made by the
  Portfolio, there is the risk that changes in interest rates will affect the value of the Portfolio's investments or cause the Portfolio to pay less interest than is currently available from other money market instruments. Investments in fixed income securities generally will change in value inversely with changes in interest rates. However, fixed income securities with shorter terms to maturity, like those in which the Portfolio invests, typically demonstrate smaller changes in value in response to changes in interest rates than do longer-term securities.

o Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the general economic or political conditions or to the issuer, such as management performance, financial leverage, operating leverage
		and reduced demand for the issuer's goods or services.
Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Portfolio seeks to preserve the value of its investment at $1.00 per share, it is possible to lose principal by investing in the Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and tables below provide some indication of the risks of investing in the Money Market Portfolio. The bar chart shows changes in the Portfolio's performance from year to year for the last ten (10) years. Performance numbers shown in the Average Annual Total Returns table demonstrate the average annual total return of the Portfolio as of December 31, 2011, compared to the return on 90-Day Treasury Bills for one (1), five (5), and ten (10) years. Performance information for the Advisor Class shares prior to March 31, 2003 represents performance for the Portfolio's Class O shares, adjusted to reflect distribution and/or service (12b-1) fees and other expenses paid by the Advisor Class shares.
Although Class O and the Advisor Class shares would have similar annual returns
(because all the Portfolio's shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Class O performance because of the lower expenses paid by Class O shares. The information does not reflect charges and fees associated with a separate account that invests in the
Portfolio or any insurance contract for which the Portfolio is an investment option.
These charges and fees will reduce returns. The Portfolio's past performance is not
		necessarily indicative of how the Portfolio will perform in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and tables below provide some indication of the risks of investing in the Money Market Portfolio.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is not necessarily indicative of how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class O Shares (by calendar year 2002-2011)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period for the Class O shares were: Highest: 1.2 percent (quarter ended December 31, 2006) Lowest: 0.0 percent(quarter ended December 31, 2011)
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	For the seven (7) day period ended December 31, 2011, the current yield for the Portfolio was 0.0 percent and the effective yield was 0 percent.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Money Market, Seven Day Yield, Caption	rr_MoneyMarketSevenDayYieldCaption	For the seven (7) day period ended December 31, 2011, the current yield for the Portfolio was 0.0 percent and the effective yield was 0 percent.
OneAmerica Money Market Portfolio (Prospectus Summary) | OneAmerica Money Market Portfolio | 90-Day Treasury Bill
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	90-Day Treasury Bill
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.48%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.95%
OneAmerica Money Market Portfolio (Prospectus Summary) | OneAmerica Money Market Portfolio | Class O
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.53%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	54
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	170
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	296
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	663
Annual Return 2002	rr_AnnualReturn2002	1.20%
Annual Return 2003	rr_AnnualReturn2003	0.60%
Annual Return 2004	rr_AnnualReturn2004	0.90%
Annual Return 2005	rr_AnnualReturn2005	2.70%
Annual Return 2006	rr_AnnualReturn2006	4.60%
Annual Return 2007	rr_AnnualReturn2007	4.80%
Annual Return 2008	rr_AnnualReturn2008	2.10%
Annual Return 2009	rr_AnnualReturn2009	0.10%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Annual Return 2011	rr_AnnualReturn2011	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Money Market Class O
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.39%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.69%
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.00%
OneAmerica Money Market Portfolio (Prospectus Summary) | OneAmerica Money Market Portfolio | Advisor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.83%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	264
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	459
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,021
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Money Market Advisor Class
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.26%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.47%
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.00%

OneAmerica Socially Responsive Portfolio (Prospectus Summary) | OneAmerica Socially Responsive Portfolio
Socially Responsive Portfolio
Investment Objective:
Seeks to provide long-term capital appreciation
and current investment income as a secondary objective.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect charges and fees associated with a separate account that invests in the Portfolio or any insurance contract for which the Portfolio is an investment option. If included, the fees and expenses shown below would be higher.
Annual Portfolio Operating Expenses as of December 31, 2011 (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses OneAmerica Socially Responsive Portfolio		Class O	Advisor Class
Management Fees		0.70%	0.70%
Distribution and/or Service (12b-1) Fees		none	0.30%
Other Expenses		0.97%	0.98%
Total Annual Portfolio Operating Expenses		1.67%	1.98%
Less Expense Waiver/Reimbursement	[1]	(0.47%)	(0.48%)
Total Annual Portfolio Operating Expenses After Expense Waiver/Reimbursement		1.20%	1.50%
[1]	AUL, as Investment Adviser for the OneAmerica Socially Responsive Portfolio, has contractually undertaken to limit the Portfolio's expenses through April 30, 2013 by waiving fees and/or reimbursing certain expenses of the Fund so that the Portfolio's total annual ordinary operating expenses do not exceed 1.2 percent for Class O Shares and 1.5 percent for Advisor Class Shares.

Example
This example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5 percent return each year and that the Portfolio's operating expenses remain the same. If separate account and/or insurance contract fees and charges were reflected, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example OneAmerica Socially Responsive Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class O	122	381	659	1,451
Advisor Class	153	474	817	1,785

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in this example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 11 percent of the average value of its portfolio.
Principal Investment Strategies:
The Portfolio primarily invests in equity securities that are selected based on fundamental investment research and long-term growth prospects, attractive relative valuations and sensitivity to socially responsible principles. The
Portfolio uses a "multi-capitalization" approach, meaning it may invest in companies of any size, from large, well-established companies to smaller companies with market capitalizations below one billion dollars, and may change the composition of its investments depending on the outlook for the economic environment and the markets. The Portfolio may also invest in securities issued by foreign companies and it may invest in derivative instruments.

The Portfolio focuses on securities of companies that are sensitive to socially responsible principles, although the social criteria for the Portfolio are not fundamental and may be changed without the approval of shareholders.

In particular, the Portfolio will typically avoid investments in the following types of companies:

o Companies that are engaged in the manufacture of tobacco;

o Companies that derive a significant portion of their revenues from the manufacture of alcohol;

o Companies that are involved in gambling as a primary line of business;

o Companies whose activities include direct participation in abortion; and

o Companies that derive a significant portion of their revenues from activities that promote pornography.

In addition to extensive fundamental analysis, the Investment Adviser also uses technical analysis. Its purpose is not to make investment decisions, but rather to assist in the timing of trading decisions.
Principal Risks of Investing in the Portfolio:
An investment in the Portfolio involves risk, including possible loss of the principal amount invested; therefore, you could lose money by investing in the
Portfolio. The Portfolio is subject to the general risk that its investment objective or objectives will not be achieved, or that a portfolio manager will make investment decisions or use strategies that do not accomplish their intended goals. In addition, the principal risks of investing in the Portfolio are:

o Capitalization Risk. During an overall stock market decline, stock prices of small or medium-capitalization companies often fluctuate more and may fall more than stock prices of larger-capitalization companies. To the extent that the
  Portfolio invests in stocks of small and medium-capitalization companies, stocks of those companies have sometimes gone through extended periods of outperformance and underperformance relative to larger-capitalization companies.
  While potentially offering greater opportunities for capital growth than larger, more established companies, the equities of smaller companies may be particularly volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel. The Portfolio may be particularly subject to the potential risks and volatility of investing in equities.

o Derivatives Risk. The Portfolio's use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk and credit risk. Certain derivatives may be illiquid, which may reduce the return of the Portfolio if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of mispricing or improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. The Portfolio could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that a Portfolio will be able to engage in these transactions to reduce exposure to other risks.

o Foreign Investment Risk. The Portfolio may invest in equity securities issued by foreign companies, which may pose a greater degree of risk. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Portfolio may not have access to adequate or reliable company information. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their securities. Risks posed by investing in the equities of foreign issuers may be particularly acute with respect to issuers located in lesser developed, emerging market countries.

o Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the general economic or political conditions or to the issuer, such as management performance, financial leverage, operating leverage and reduced demand for the issuer's goods or services.

o Manager Risk. The manager's selection of securities for the Portfolio may cause the Portfolio to underperform other funds or benchmarks.

o Market Risk. Although equities historically have outperformed other asset classes over the long-term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information.

o Socially Responsible Investing Risk. There is a risk that, due to the inclusion of social criteria in selecting securities, the return of the
  Portfolio may be lower than if investment decisions were based solely on investment considerations.

o Style Risk. If at any time the market does not favor the Portfolio's investment style, the Portfolio's gains may not be as big as, or its losses may be bigger than other equity funds using different investment styles.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information:
The bar chart and tables below provide some indication of the risks of investing in the Socially Responsive Portfolio. The bar chart shows changes in the Portfolio's performance from year to year since its inception. Performance numbers shown in the
Average Annual Total Returns table demonstrate the average annual total return of the Portfolio as of December 31, 2011, compared to the Standard & Poor's 500 Composite
Stock Price Index (the "S&P 500® Index") for one (1) year, three (3) years and five (5)
years. Investors cannot directly invest in an index and unlike the Portfolio, an index is unmanaged and does not incur transaction or other expenses. The information does not reflect charges and fees associated with a separate account that invests in the Portfolio or any insurance contract for which the Portfolio is an investment option. These charges and fees will reduce returns. The Portfolio's past performance is not necessarily indicative of how the Portfolio will perform in the future.
Annual Returns, Class O Shares (by calendar year 2007-2011)

Highest/Lowest quarterly results during this time period for the Class O shares were: Highest: 19.2 percent (quarter ended September 30, 2009) Lowest: -24.2 percent (quarter ended December 31, 2008)
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns OneAmerica Socially Responsive Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 3 Years	Average Annual Returns, 5 Years
Class O	Socially Responsive Class O	(3.49%)	12.01%	(1.68%)
Advisor Class	Socially Responsive Advisor Class	(3.78%)	11.70%	(1.98%)
S&P 500® Index	S&P 500® Index	2.11%	14.11%	(0.25%)

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
OneAmerica Socially Responsive Portfolio (Prospectus Summary) | OneAmerica Socially Responsive Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Socially Responsive Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Seeks to provide long-term capital appreciation
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	and current investment income as a secondary objective.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect charges and fees associated with a separate account that invests in the Portfolio or any insurance contract for which the Portfolio is an investment option. If included, the fees and
		expenses shown below would be higher.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses as of December 31, 2011 (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in this example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 11 percent of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5 percent return each year and that the Portfolio's operating expenses remain the same. If separate account and/or insurance contract fees and charges were reflected, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs
		would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio primarily invests in equity securities that are selected based on fundamental investment research and long-term growth prospects, attractive relative valuations and sensitivity to socially responsible principles. The
Portfolio uses a "multi-capitalization" approach, meaning it may invest in companies of any size, from large, well-established companies to smaller companies with market capitalizations below one billion dollars, and may change the composition of its investments depending on the outlook for the economic environment and the markets. The Portfolio may also invest in securities issued by foreign companies and it may invest in derivative instruments.

The Portfolio focuses on securities of companies that are sensitive to socially responsible principles, although the social criteria for the Portfolio are not fundamental and may be changed without the approval of shareholders.

In particular, the Portfolio will typically avoid investments in the following types of companies:

o Companies that are engaged in the manufacture of tobacco;

o Companies that derive a significant portion of their revenues from the manufacture of alcohol;

o Companies that are involved in gambling as a primary line of business;

o Companies whose activities include direct participation in abortion; and

o Companies that derive a significant portion of their revenues from activities that promote pornography.

In addition to extensive fundamental analysis, the Investment Adviser also uses technical analysis. Its purpose is not to make investment decisions, but rather
		to assist in the timing of trading decisions.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Portfolio:
Risk, Narrative	rr_RiskNarrativeTextBlock	An investment in the Portfolio involves risk, including possible loss of the principal amount invested; therefore, you could lose money by investing in the
Portfolio. The Portfolio is subject to the general risk that its investment objective or objectives will not be achieved, or that a portfolio manager will make investment decisions or use strategies that do not accomplish their intended goals. In addition, the principal risks of investing in the Portfolio are:

o Capitalization Risk. During an overall stock market decline, stock prices of small or medium-capitalization companies often fluctuate more and may fall more than stock prices of larger-capitalization companies. To the extent that the
  Portfolio invests in stocks of small and medium-capitalization companies, stocks of those companies have sometimes gone through extended periods of outperformance and underperformance relative to larger-capitalization companies.
  While potentially offering greater opportunities for capital growth than larger, more established companies, the equities of smaller companies may be particularly volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel. The Portfolio may be particularly subject to the potential risks and volatility of investing in equities.

o Derivatives Risk. The Portfolio's use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk and credit risk. Certain derivatives may be illiquid, which may reduce the return of the Portfolio if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of mispricing or improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. The Portfolio could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that a Portfolio will be able to engage in these transactions to reduce exposure to other risks.

o Foreign Investment Risk. The Portfolio may invest in equity securities issued by foreign companies, which may pose a greater degree of risk. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Portfolio may not have access to adequate or reliable company information. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their securities. Risks posed by investing in the equities of foreign issuers may be particularly acute with respect to issuers located in lesser developed, emerging market countries.

o Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the general economic or political conditions or to the issuer, such as management performance, financial leverage, operating leverage and reduced demand for the issuer's goods or services.

o Manager Risk. The manager's selection of securities for the Portfolio may cause the Portfolio to underperform other funds or benchmarks.

o Market Risk. Although equities historically have outperformed other asset classes over the long-term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information.

o Socially Responsible Investing Risk. There is a risk that, due to the inclusion of social criteria in selecting securities, the return of the
  Portfolio may be lower than if investment decisions were based solely on investment considerations.

o Style Risk. If at any time the market does not favor the Portfolio's investment style, the Portfolio's gains may not be as big as, or its losses may be bigger than other equity funds using different investment styles.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government
		agency.
Risk, Lose Money	rr_RiskLoseMoney	An investment in the Portfolio involves risk, including possible loss of the principal amount invested; therefore, you could lose money by investing in the Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and tables below provide some indication of the risks of investing in the Socially Responsive Portfolio. The bar chart shows changes in the Portfolio's performance from year to year since its inception. Performance numbers shown in the
Average Annual Total Returns table demonstrate the average annual total return of the Portfolio as of December 31, 2011, compared to the Standard & Poor's 500 Composite
Stock Price Index (the "S&P 500® Index") for one (1) year, three (3) years and five (5)
years. Investors cannot directly invest in an index and unlike the Portfolio, an index is unmanaged and does not incur transaction or other expenses. The information does not reflect charges and fees associated with a separate account that invests in the Portfolio or any insurance contract for which the Portfolio is an investment option. These charges and fees will reduce returns. The Portfolio's past performance is not necessarily
		indicative of how the Portfolio will perform in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and tables below provide some indication of the risks of investing in the Socially Responsive Portfolio.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is not necessarily indicative of how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class O Shares (by calendar year 2007-2011)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period for the Class O shares were: Highest: 19.2 percent (quarter ended September 30, 2009) Lowest: -24.2 percent (quarter ended December 31, 2008)
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
OneAmerica Socially Responsive Portfolio (Prospectus Summary) | OneAmerica Socially Responsive Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 3 Years	ck0000853618_AverageAnnualReturnYear03	14.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
OneAmerica Socially Responsive Portfolio (Prospectus Summary) | OneAmerica Socially Responsive Portfolio | Class O
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.97%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.67%
Less Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[1]
Total Annual Portfolio Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	1.20%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	659
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,451
Annual Return 2007	rr_AnnualReturn2007	3.50%
Annual Return 2008	rr_AnnualReturn2008	(36.80%)
Annual Return 2009	rr_AnnualReturn2009	30.90%
Annual Return 2010	rr_AnnualReturn2010	11.20%
Annual Return 2011	rr_AnnualReturn2011	(3.50%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.20%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Socially Responsive Class O
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.49%)
Average Annual Returns, 3 Years	ck0000853618_AverageAnnualReturnYear03	12.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.68%)
OneAmerica Socially Responsive Portfolio (Prospectus Summary) | OneAmerica Socially Responsive Portfolio | Advisor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.98%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.98%
Less Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[1]
Total Annual Portfolio Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	1.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	474
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	817
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,785
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Socially Responsive Advisor Class
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.78%)
Average Annual Returns, 3 Years	ck0000853618_AverageAnnualReturnYear03	11.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.98%)

[1]	AUL, as Investment Adviser for the OneAmerica Socially Responsive Portfolio, has contractually undertaken to limit the Portfolio's expenses through April 30, 2013 by waiving fees and/or reimbursing certain expenses of the Fund so that the Portfolio's total annual ordinary operating expenses do not exceed 1.2 percent for Class O Shares and 1.5 percent for Advisor Class Shares.

OneAmerica Value Portfolio (Prospectus Summary) | OneAmerica Value Portfolio
Value Portfolio
Investment Objective:
Seeks to provide long-term capital appreciation.
The Portfolio seeks current investment income as a secondary objective.
Fees and Expenses of the Portfolio:
This describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect charges and fees associated with a separate account that invests in the Portfolio or any insurance contract for which the Portfolio is an investment option. If included, the fees and expenses shown below would be higher.
Annual Portfolio Operating Expenses as of December 31, 2011 (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses OneAmerica Value Portfolio	Class O	Advisor Class
Management Fees	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	none	0.30%
Other Expenses	0.09%	0.09%
Total Annual Portfolio Operating Expenses	0.59%	0.89%

Example
This example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5 percent return each year and that the Portfolio's operating expenses remain the same. If separate account and/or insurance contract fees and charges were reflected, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example OneAmerica Value Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class O	60	189	330	738
Advisor Class	91	284	493	1,094

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in this example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 8 percent of the average value of its portfolio.
Principal Investment Strategies:
The Value Portfolio invests primarily in equity securities selected on the basis of fundamental investment research for their long-term appreciation potential.
Using a bottom-up approach, the Portfolio concentrates on companies which appear undervalued compared to the market and their own historic valuation levels. Both quantitative and qualitative tools are utilized focusing on a "value" based equity strategy.

Important valuation criteria include price to sales, price to cash flow, price to adjusted earnings, profitability, capital adequacy and growth potential. The
Portfolio also focuses on management ability, insider ownership, industry position and liquidity of the underlying equity issues.

In addition to extensive fundamental analysis, the Investment Adviser also uses technical analysis. Its purpose is not to make investment decisions, but rather to assist in the timing of trading decisions.

The Portfolio may also invest in securities issued by foreign companies and it may invest in derivative instruments.
Principal Risks of Investing in the Portfolio:
An investment in the Portfolio involves risk, including possible loss of the principal amount invested; therefore, you could lose money by investing in the
Portfolio. The Portfolio is subject to the general risk that its investment objective or objectives will not be achieved, or that a portfolio manager will make investment decisions or use strategies that do not accomplish their intended goals. In addition, the principal risks of investing in the Portfolio are:

o Capitalization Risk. During an overall stock market decline, stock prices of small or medium-capitalization companies often fluctuate more and may fall more than stock prices of larger-capitalization companies. To the extent that the
  Portfolio invests in small or medium-capitalization companies, stocks of those companies have sometimes gone through extended periods of outperformance and underperformance relative to larger-capitalization companies. While potentially offering greater opportunities for capital growth than larger, more established companies, the equities of smaller companies may be particularly volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel. The
  Portfolio may be particularly subject to the potential risks and volatility of investing in equities.

o Derivatives Risk. The Portfolio's use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk and credit risk. Certain derivatives may be illiquid, which may reduce the return of the Portfolio if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of mispricing or improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. The Portfolio could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that a Portfolio will be able to engage in these transactions to reduce exposure to other risks.

o Foreign Investment Risk. The Portfolio may invest in equity securities issued by foreign companies, which may pose a greater degree of risk. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Portfolio may not have access to adequate or reliable company information. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their securities. Risks posed by investing in the equities of foreign issuers may be particularly acute with respect to issuers located in lesser developed, emerging market countries.

o Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the general economic or political conditions or to the issuer, such as management performance, financial leverage, operating leverage and reduced demand for the issuer's goods or services.

o Manager Risk. The manager's selection of securities for the Portfolio may cause the Portfolio to underperform other funds or benchmarks.

o Market Risk. Although equities historically have outperformed other asset classes over the long-term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information.

o Style Risk. If at any time the market does not favor the Portfolio's investment style, the Portfolio's gains may not be as big as, or its losses may be bigger than other equity funds using different investment styles. As a category, value stocks may underperform growth stocks (and the stock market as a whole) over any period of time. In addition, value stocks selected for investment by the Portfolio managers may not perform as anticipated because stocks that appear undervalued may remain undervalued indefinitely, or may, in fact, be fairly valued.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information:
The bar chart and tables below provide some indication of the risks of investing in the Value Portfolio. The bar chart shows changes in the Portfolio's performance from year to year for the last ten (10) years. Performance numbers shown in the
Average Annual Total Returns table demonstrate the average annual total return of the Portfolio as of December 31, 2011, compared to the Standard & Poor's 500
Composite Stock Price Index (the "S&P 500® Index") for one (1) year, five (5)
years and ten (10) years. Investors cannot directly invest in an index and unlike the Portfolio; an index is unmanaged and does not incur transaction or other expenses. Performance information for the Advisor Class shares prior to March 31, 2003 represents performance for the Portfolio's Class O shares, adjusted to reflect distribution and/or service (12b-1) fees and other expenses paid by the Advisor Class shares. Although Class O and the Advisor Class shares would have similar annual returns (because all the Portfolio's shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Class O performance because of the lower expenses paid by Class O shares. The information does not reflect charges and fees associated with a separate account that invests in the Portfolio or any insurance contract for which the Portfolio is an investment option. These charges and fees will reduce returns. The Portfolio's past performance is not necessarily indicative of how the Portfolio will perform in the future.
Annual Returns, Class O Shares (by calendar year 2002-2011)

Highest/Lowest quarterly results during this time period for the Class O shares were:

Highest: 18.6 percent (3rd quarter ended September 30, 2009)

Lowest: -24.1 percent (4th quarter ended December 31, 2008)
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns OneAmerica Value Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class O	Value Class O	(2.36%)	(1.16%)	5.56%
Advisor Class	Value Advisor Class	(2.65%)	(1.45%)	5.25%
S&P 500® Index	S&P 500® Index	2.11%	(0.25%)	2.92%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
OneAmerica Value Portfolio (Prospectus Summary) | OneAmerica Value Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Value Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Seeks to provide long-term capital appreciation.
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	The Portfolio seeks current investment income as a secondary objective.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect charges and fees associated with a separate account that invests in the Portfolio or any insurance contract for which the Portfolio is an investment option. If included, the fees and expenses
		shown below would be higher.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses as of December 31, 2011 (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in this example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 8 percent of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5 percent return each year and that the Portfolio's operating expenses remain the same. If separate account and/or insurance contract fees and charges were reflected, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs
		would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Value Portfolio invests primarily in equity securities selected on the basis of fundamental investment research for their long-term appreciation potential.
Using a bottom-up approach, the Portfolio concentrates on companies which appear undervalued compared to the market and their own historic valuation levels. Both quantitative and qualitative tools are utilized focusing on a "value" based equity strategy.

Important valuation criteria include price to sales, price to cash flow, price to adjusted earnings, profitability, capital adequacy and growth potential. The
Portfolio also focuses on management ability, insider ownership, industry position and liquidity of the underlying equity issues.

In addition to extensive fundamental analysis, the Investment Adviser also uses technical analysis. Its purpose is not to make investment decisions, but rather to assist in the timing of trading decisions.

The Portfolio may also invest in securities issued by foreign companies and it
		may invest in derivative instruments.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Portfolio:
Risk, Narrative	rr_RiskNarrativeTextBlock	An investment in the Portfolio involves risk, including possible loss of the principal amount invested; therefore, you could lose money by investing in the
Portfolio. The Portfolio is subject to the general risk that its investment objective or objectives will not be achieved, or that a portfolio manager will make investment decisions or use strategies that do not accomplish their intended goals. In addition, the principal risks of investing in the Portfolio are:

o Capitalization Risk. During an overall stock market decline, stock prices of small or medium-capitalization companies often fluctuate more and may fall more than stock prices of larger-capitalization companies. To the extent that the
  Portfolio invests in small or medium-capitalization companies, stocks of those companies have sometimes gone through extended periods of outperformance and underperformance relative to larger-capitalization companies. While potentially offering greater opportunities for capital growth than larger, more established companies, the equities of smaller companies may be particularly volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel. The
  Portfolio may be particularly subject to the potential risks and volatility of investing in equities.

o Derivatives Risk. The Portfolio's use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk and credit risk. Certain derivatives may be illiquid, which may reduce the return of the Portfolio if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of mispricing or improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. The Portfolio could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that a Portfolio will be able to engage in these transactions to reduce exposure to other risks.

o Foreign Investment Risk. The Portfolio may invest in equity securities issued by foreign companies, which may pose a greater degree of risk. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Portfolio may not have access to adequate or reliable company information. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their securities. Risks posed by investing in the equities of foreign issuers may be particularly acute with respect to issuers located in lesser developed, emerging market countries.

o Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the general economic or political conditions or to the issuer, such as management performance, financial leverage, operating leverage and reduced demand for the issuer's goods or services.

o Manager Risk. The manager's selection of securities for the Portfolio may cause the Portfolio to underperform other funds or benchmarks.

o Market Risk. Although equities historically have outperformed other asset classes over the long-term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information.

o Style Risk. If at any time the market does not favor the Portfolio's investment style, the Portfolio's gains may not be as big as, or its losses may be bigger than other equity funds using different investment styles. As a category, value stocks may underperform growth stocks (and the stock market as a whole) over any period of time. In addition, value stocks selected for investment by the Portfolio managers may not perform as anticipated because stocks that appear undervalued may remain undervalued indefinitely, or may, in fact, be fairly valued.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government
		agency.
Risk, Lose Money	rr_RiskLoseMoney	An investment in the Portfolio involves risk, including possible loss of the principal amount invested; therefore, you could lose money by investing in the Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and tables below provide some indication of the risks of investing in the Value Portfolio. The bar chart shows changes in the Portfolio's performance from year to year for the last ten (10) years. Performance numbers shown in the
Average Annual Total Returns table demonstrate the average annual total return of the Portfolio as of December 31, 2011, compared to the Standard & Poor's 500
Composite Stock Price Index (the "S&P 500® Index") for one (1) year, five (5)
years and ten (10) years. Investors cannot directly invest in an index and unlike the Portfolio; an index is unmanaged and does not incur transaction or other expenses. Performance information for the Advisor Class shares prior to March 31, 2003 represents performance for the Portfolio's Class O shares, adjusted to reflect distribution and/or service (12b-1) fees and other expenses paid by the Advisor Class shares. Although Class O and the Advisor Class shares would have similar annual returns (because all the Portfolio's shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Class O performance because of the lower expenses paid by Class O shares. The information does not reflect charges and fees associated with a separate account that invests in the Portfolio or any insurance contract for which the Portfolio is an investment option. These charges and fees will reduce returns. The Portfolio's past performance is not necessarily indicative of how
		the Portfolio will perform in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and tables below provide some indication of the risks of investing in the Value Portfolio.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is not necessarily indicative of how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class O Shares (by calendar year 2002-2011)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period for the Class O shares were:

Highest: 18.6 percent (3rd quarter ended September 30, 2009)

		Lowest: -24.1 percent (4th quarter ended December 31, 2008)
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
OneAmerica Value Portfolio (Prospectus Summary) | OneAmerica Value Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
OneAmerica Value Portfolio (Prospectus Summary) | OneAmerica Value Portfolio | Class O
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.59%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	60
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	189
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	330
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	738
Annual Return 2002	rr_AnnualReturn2002	(7.00%)
Annual Return 2003	rr_AnnualReturn2003	36.50%
Annual Return 2004	rr_AnnualReturn2004	15.00%
Annual Return 2005	rr_AnnualReturn2005	9.90%
Annual Return 2006	rr_AnnualReturn2006	13.50%
Annual Return 2007	rr_AnnualReturn2007	3.60%
Annual Return 2008	rr_AnnualReturn2008	(36.90%)
Annual Return 2009	rr_AnnualReturn2009	30.30%
Annual Return 2010	rr_AnnualReturn2010	13.50%
Annual Return 2011	rr_AnnualReturn2011	(2.40%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.10%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Value Class O
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.36%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.16%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.56%
OneAmerica Value Portfolio (Prospectus Summary) | OneAmerica Value Portfolio | Advisor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.89%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,094
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Value Advisor Class
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.65%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.45%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.25%

OneAmerica Asset Director Portfolio (Prospectus Summary) | OneAmerica Asset Director Portfolio
Asset Director Portfolio
Investment Objective:
To provide a high total return consistent with prudent investment risk.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect charges and fees associated with a separate account that invests in the Portfolio or any insurance contract for which the Portfolio is an investment option. If included, the fees and expenses shown below would be higher.
Annual Portfolio Operating Expenses as of December 31, 2011 (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses OneAmerica Asset Director Portfolio	Class O	Advisor Class
Management Fees	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	none	0.30%
Other Expenses	0.10%	0.10%
Total Annual Portfolio Operating Expenses	0.60%	0.90%

Example
This example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5 percent return each year and that the Portfolio's operating expenses remain the same. If separate account and/or insurance contract fees and charges were reflected, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example OneAmerica Asset Director Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class O	61	192	334	747
Advisor Class	92	287	499	1,107

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in this example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 24 percent of the average value of its portfolio.
Principal Investment Strategies:
The investments of the Portfolio are not limited to one type of investment. It typically purchases publicly traded common stocks, various types of fixed income securities, and money market instruments. In order to achieve its objective, the
Portfolio will seek opportunities to establish equity and fixed income positions in companies that the Investment Adviser believes offer the best relative value.
The makeup of the Portfolio can and will change based on the Investment Adviser's evaluation of economic conditions, market trends and the expected total return from a particular type of security. Therefore, up to 100 percent of the Portfolio may be invested in any one type of investment such as common stocks, fixed income securities, or money market instruments; however, depending upon market conditions, the composition of the Portfolio will often include a mix of assets with at least 50 percent invested in equities and the remainder invested in fixed income securities and money market instruments.

In pursuing its investment objective, the Portfolio may also buy and sell options on securities and securities indices. Though not currently used, the Portfolio may enter into repurchase agreements, reverse repurchase agreements, and swap agreements.
Because of the Portfolio's flexible investment policy, Portfolio turnover may be greater than would be the case if the Portfolio did not allocate assets among various types of securities, and the Portfolio may have higher expenses.

With respect to fixed income securities, the Portfolio will generally invest in investment-grade debt securities however, the Portfolio can invest up to 10 percent of its assets in fixed income securities that are rated below investment grade ("junk bonds").

In addition, the Portfolio may also invest in securities issued by foreign companies.
Principal Risks of Investing in the Portfolio:
An investment in the Portfolio involves risk, including possible loss of the principal amount invested; therefore, you could lose money by investing in the
Portfolio. The Portfolio is subject to the general risk that its investment objective or objectives will not be achieved, or that a portfolio manager will make investment decisions or use strategies that do not accomplish their intended goals. In addition, the principal risks of investing in the Portfolio are:

o Credit Risk. The Portfolio's investments, and particularly investments in convertible securities and fixed income securities, may be affected by the creditworthiness of issuers in which the Portfolio invests. Changes in financial strength, or perceived financial strength, of a company may affect the value of its securities and its ability to make payments of interest and principal and, therefore, impact the value of the Portfolio's shares if it invests in the company's securities. Further, investments in junk bonds are subject to credit risk to a greater degree than higher rated, investment grade securities.

o Derivatives Risk. The use of derivative instruments such as options may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk and credit risk. Certain derivatives may be illiquid, which may reduce the return of a Portfolio if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of mispricing or improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. A Portfolio could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that a Portfolio will be able to engage in these transactions to reduce exposure to other risks.

o Foreign Investment Risk. The Portfolio may invest in securities issued by foreign companies, which may pose a greater degree of risk. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Portfolio may not have access to adequate or reliable company information. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their securities. Risks posed by investing in the securities of foreign issuers may be particularly acute with respect to issuers located in lesser developed, emerging market countries.

o High Yield Risk. High-yield, high-risk bonds (also known as "junk bonds") have speculative characteristics, including particularly high credit risk. High-yield bonds tend to be less liquid than higher-rated securities. The liquidity of specific issuers or industries within a particular investment category may be diminished or disappear suddenly and without warning. The high-yield bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market's psychology.

o Interest Rate Risk. Since the Portfolio may invest in fixed income securities, changes in interest rates will affect the value of its investments inversely with changes in interest rates. In addition, changes in interest rates may affect the operations of the issuers of stocks or other equity securities in which the Portfolio invests.

o Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the general economic or political conditions or to the issuer, such as management performance, financial leverage, operating leverage and reduced demand for the issuer's goods or services.

o Manager Risk. The manager's selection of securities for the Portfolio, or of the asset allocation of the portfolio, may cause the Portfolio to underperform other funds or benchmarks.

o Market Risk. The Portfolio's net asset value fluctuates in response to securities market movements. The Portfolio could lose money over short periods due to fluctuation in the Portfolio's net asset value in response to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or industries. During a general economic downturn in the securities markets, multiple asset classes may be negatively affected.

o Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates.

o Portfolio Turnover Risk. If the manager actively trades the securities of the
  Portfolio, transaction costs can increase, thus decreasing performance.

o Prepayment/Extension Risk. The Portfolio may invest in fixed income securities that may be paid off sooner than expected because borrowers prepaid or refinanced their obligations. If there is such a prepayment and interest rates are falling, the Portfolio may have to reinvest the unanticipated proceeds at lower interest rates, which may result in a decline in the Portfolio's income.
  During periods of rising interest rates, borrowers may pay off their obligations in connection with these securities later than expected, preventing the
  Portfolio from reinvesting principal proceeds at higher interest rates and resulting in less income than otherwise might be available, as well as increasing the exposure of the Portfolio to further reductions in the securities' values resulting from increases in interest rates.

o Style Risk. If at any time the market does not favor the Portfolio's investment style, the Portfolio's gains may not be as big as, or its losses may be bigger than other funds using different investment styles. As a category, value stocks may underperform growth stocks (and the stock market as a whole)
  over any period of time. In addition, value stocks selected for investment by the Portfolio managers may not perform as anticipated because stocks that appear undervalued may remain undervalued indefinitely, or may, in fact, be fairly valued.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information:
The bar chart and tables below provide some indication of the risks of investing in the Asset Director Portfolio. The bar chart shows changes in the Portfolio's performance from year to year for the last ten (10) years. Performance numbers shown in the Average Annual Total Returns table demonstrate the average annual total return of the Portfolio as of December 31, 2011, compared to the Standard
& Poor's 500 Composite Stock Price Index (the "S&P 500® Index") and the Barclays
Capital U.S. Aggregate Bond Index (a broad market fixed income index) for one (1), five (5), and ten (10) years. Investors cannot directly invest in an index and, unlike the Portfolio, an index is unmanaged and does not incur transaction or other expenses. Performance information for the Advisor Class shares prior to March 31,
2003 represents performance for the Portfolio's Class O shares, adjusted to reflect distribution and/or service (12b-1) fees and other expenses paid by the Advisor Class shares. Although Class O and Advisor Class shares would have similar annual returns
(because all the Portfolio's shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Class O performance because of the lower expenses paid by Class O shares. The information does not reflect charges and fees associated with a separate account that invests in the
Portfolio or any insurance contract for which the Portfolio is an investment option. The Portfolio's past performance is not necessarily indicative of how the Portfolio will perform in the future.
Annual Returns, Class O Shares (by calendar year 2002-2011)

Highest/Lowest quarterly results during this time period for the Class O shares were: Highest: 14.3 percent (quarter ended September 30, 2009) Lowest: -16.0 percent (quarter ended December 31, 2008)
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns OneAmerica Asset Director Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class O	Asset Director Class O	0.81%	2.20%	6.28%
Advisor Class	Asset Director Advisor Class	0.51%	1.87%	5.97%
S&P 500® Index	S&P 500® Index	2.11%	(0.25%)	2.92%
Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index	7.84%	6.50%	5.78%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
OneAmerica Asset Director Portfolio (Prospectus Summary) | OneAmerica Asset Director Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Asset Director Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	To provide a high total return consistent with prudent investment risk.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect charges and fees associated with a separate account that invests in the Portfolio or any insurance contract for which the Portfolio is an investment option. If included, the fees and
		expenses shown below would be higher.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses as of December 31, 2011 (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in this example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 24 percent of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5 percent return each year and that the Portfolio's operating expenses remain the same. If separate account and/or insurance contract fees and charges were reflected, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs
		would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The investments of the Portfolio are not limited to one type of investment. It typically purchases publicly traded common stocks, various types of fixed income securities, and money market instruments. In order to achieve its objective, the
Portfolio will seek opportunities to establish equity and fixed income positions in companies that the Investment Adviser believes offer the best relative value.
The makeup of the Portfolio can and will change based on the Investment Adviser's evaluation of economic conditions, market trends and the expected total return from a particular type of security. Therefore, up to 100 percent of the Portfolio may be invested in any one type of investment such as common stocks, fixed income securities, or money market instruments; however, depending upon market conditions, the composition of the Portfolio will often include a mix of assets with at least 50 percent invested in equities and the remainder invested in fixed income securities and money market instruments.

In pursuing its investment objective, the Portfolio may also buy and sell options on securities and securities indices. Though not currently used, the Portfolio may enter into repurchase agreements, reverse repurchase agreements, and swap agreements.
Because of the Portfolio's flexible investment policy, Portfolio turnover may be greater than would be the case if the Portfolio did not allocate assets among various types of securities, and the Portfolio may have higher expenses.

With respect to fixed income securities, the Portfolio will generally invest in investment-grade debt securities however, the Portfolio can invest up to 10 percent of its assets in fixed income securities that are rated below investment grade ("junk bonds").

		In addition, the Portfolio may also invest in securities issued by foreign companies.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Portfolio:
Risk, Narrative	rr_RiskNarrativeTextBlock	An investment in the Portfolio involves risk, including possible loss of the principal amount invested; therefore, you could lose money by investing in the
Portfolio. The Portfolio is subject to the general risk that its investment objective or objectives will not be achieved, or that a portfolio manager will make investment decisions or use strategies that do not accomplish their intended goals. In addition, the principal risks of investing in the Portfolio are:

o Credit Risk. The Portfolio's investments, and particularly investments in convertible securities and fixed income securities, may be affected by the creditworthiness of issuers in which the Portfolio invests. Changes in financial strength, or perceived financial strength, of a company may affect the value of its securities and its ability to make payments of interest and principal and, therefore, impact the value of the Portfolio's shares if it invests in the company's securities. Further, investments in junk bonds are subject to credit risk to a greater degree than higher rated, investment grade securities.

o Derivatives Risk. The use of derivative instruments such as options may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk and credit risk. Certain derivatives may be illiquid, which may reduce the return of a Portfolio if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of mispricing or improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. A Portfolio could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that a Portfolio will be able to engage in these transactions to reduce exposure to other risks.

o Foreign Investment Risk. The Portfolio may invest in securities issued by foreign companies, which may pose a greater degree of risk. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Portfolio may not have access to adequate or reliable company information. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their securities. Risks posed by investing in the securities of foreign issuers may be particularly acute with respect to issuers located in lesser developed, emerging market countries.

o High Yield Risk. High-yield, high-risk bonds (also known as "junk bonds") have speculative characteristics, including particularly high credit risk. High-yield bonds tend to be less liquid than higher-rated securities. The liquidity of specific issuers or industries within a particular investment category may be diminished or disappear suddenly and without warning. The high-yield bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market's psychology.

o Interest Rate Risk. Since the Portfolio may invest in fixed income securities, changes in interest rates will affect the value of its investments inversely with changes in interest rates. In addition, changes in interest rates may affect the operations of the issuers of stocks or other equity securities in which the Portfolio invests.

o Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the general economic or political conditions or to the issuer, such as management performance, financial leverage, operating leverage and reduced demand for the issuer's goods or services.

o Manager Risk. The manager's selection of securities for the Portfolio, or of the asset allocation of the portfolio, may cause the Portfolio to underperform other funds or benchmarks.

o Market Risk. The Portfolio's net asset value fluctuates in response to securities market movements. The Portfolio could lose money over short periods due to fluctuation in the Portfolio's net asset value in response to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or industries. During a general economic downturn in the securities markets, multiple asset classes may be negatively affected.

o Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates.

o Portfolio Turnover Risk. If the manager actively trades the securities of the
  Portfolio, transaction costs can increase, thus decreasing performance.

o Prepayment/Extension Risk. The Portfolio may invest in fixed income securities that may be paid off sooner than expected because borrowers prepaid or refinanced their obligations. If there is such a prepayment and interest rates are falling, the Portfolio may have to reinvest the unanticipated proceeds at lower interest rates, which may result in a decline in the Portfolio's income.
  During periods of rising interest rates, borrowers may pay off their obligations in connection with these securities later than expected, preventing the
  Portfolio from reinvesting principal proceeds at higher interest rates and resulting in less income than otherwise might be available, as well as increasing the exposure of the Portfolio to further reductions in the securities' values resulting from increases in interest rates.

o Style Risk. If at any time the market does not favor the Portfolio's investment style, the Portfolio's gains may not be as big as, or its losses may be bigger than other funds using different investment styles. As a category, value stocks may underperform growth stocks (and the stock market as a whole)
  over any period of time. In addition, value stocks selected for investment by the Portfolio managers may not perform as anticipated because stocks that appear undervalued may remain undervalued indefinitely, or may, in fact, be fairly valued.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government
		agency.
Risk, Lose Money	rr_RiskLoseMoney	An investment in the Portfolio involves risk, including possible loss of the principal amount invested; therefore, you could lose money by investing in the Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and tables below provide some indication of the risks of investing in the Asset Director Portfolio. The bar chart shows changes in the Portfolio's performance from year to year for the last ten (10) years. Performance numbers shown in the Average Annual Total Returns table demonstrate the average annual total return of the Portfolio as of December 31, 2011, compared to the Standard
& Poor's 500 Composite Stock Price Index (the "S&P 500® Index") and the Barclays
Capital U.S. Aggregate Bond Index (a broad market fixed income index) for one (1), five (5), and ten (10) years. Investors cannot directly invest in an index and, unlike the Portfolio, an index is unmanaged and does not incur transaction or other expenses. Performance information for the Advisor Class shares prior to March 31,
2003 represents performance for the Portfolio's Class O shares, adjusted to reflect distribution and/or service (12b-1) fees and other expenses paid by the Advisor Class shares. Although Class O and Advisor Class shares would have similar annual returns
(because all the Portfolio's shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Class O performance because of the lower expenses paid by Class O shares. The information does not reflect charges and fees associated with a separate account that invests in the
Portfolio or any insurance contract for which the Portfolio is an investment option. The Portfolio's past performance is not necessarily indicative of how
		the Portfolio will perform in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and tables below provide some indication of the risks of investing in the Asset Director Portfolio.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is not necessarily indicative of how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class O Shares (by calendar year 2002-2011)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period for the Class O shares were: Highest: 14.3 percent (quarter ended September 30, 2009) Lowest: -16.0 percent (quarter ended December 31, 2008)
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
OneAmerica Asset Director Portfolio (Prospectus Summary) | OneAmerica Asset Director Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
OneAmerica Asset Director Portfolio (Prospectus Summary) | OneAmerica Asset Director Portfolio | Barclays Capital U.S. Aggregate Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.78%
OneAmerica Asset Director Portfolio (Prospectus Summary) | OneAmerica Asset Director Portfolio | Class O
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.60%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	334
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	747
Annual Return 2002	rr_AnnualReturn2002	(2.60%)
Annual Return 2003	rr_AnnualReturn2003	27.50%
Annual Return 2004	rr_AnnualReturn2004	11.50%
Annual Return 2005	rr_AnnualReturn2005	7.70%
Annual Return 2006	rr_AnnualReturn2006	10.50%
Annual Return 2007	rr_AnnualReturn2007	5.10%
Annual Return 2008	rr_AnnualReturn2008	(25.40%)
Annual Return 2009	rr_AnnualReturn2009	26.20%
Annual Return 2010	rr_AnnualReturn2010	11.80%
Annual Return 2011	rr_AnnualReturn2011	0.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.00%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Asset Director Class O
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.20%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.28%
OneAmerica Asset Director Portfolio (Prospectus Summary) | OneAmerica Asset Director Portfolio | Advisor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	499
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,107
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Asset Director Advisor Class
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.87%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.97%